Compensation Plans and Post-Employment Benefits - Amounts Recognized in Balance Sheets (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 2,011	$ 1,594
Accrued liabilities and other	1,641	1,144
Other long-term liabilities	1,043	949
Pension Plan | UK Plan
Defined Benefit Plan Disclosure [Line Items]
Other assets	56	22
Accrued liabilities and other	0	0
Other long-term liabilities	0	0
Pension Plan | Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Other assets	0	0
Accrued liabilities and other	23	32
Other long-term liabilities	$ 227	$ 231